Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Recapitalization [Abstract]
RECAPITALIZATION

Note 4 — RECAPITALIZATION

On June 5, 2023, XPDB and Merger Sub entered into the Merger Agreement with Legacy Montana. On March 14, 2024, pursuant to the Merger Agreement, Merger Sub merged with and into Legacy Montana, with Legacy Montana surviving the Merger as a wholly owned subsidiary of XPDB.

As part of the Business Combination, the holders of Legacy Montana equity securities (the “Legacy Montana Equityholders”) received consideration (the “Merger Consideration”). After giving effect to the conversion of all outstanding Legacy Montana preferred units into Legacy Montana Class B common units, which occurred prior to the effective time of the Merger, the Merger Consideration was paid (i) in the case of holders of Legacy Montana Class B common units and Legacy Montana Class C common units, in the form of newly issued shares of Class A common stock, with a $10.00 value ascribed to each such share and which entitles the holder thereof to one vote per share on all matters submitted to a vote of the holders of Class A common stock, whether voting separately as a class or otherwise, (ii) in the case of holders of Legacy Montana Class A common units, in the form of newly issued shares of Class B common stock, with a $10.00 value ascribed to each such share and which entitles the holder thereof to a number of votes per share such that the Legacy Montana Equityholders as of immediately prior to the Closing, immediately following the Closing, collectively owned shares representing at least 80% of the voting power of all classes of capital stock of the recapitalized company (the “Post-Combination Company”) entitled to vote on matters submitted to a vote of the stockholders of the Post-Combination Company, and (iii) in the case of holders of Legacy Montana options, each outstanding Legacy Montana option, whether vested or unvested, were converted into an option to purchase, upon the same terms and conditions as are in effect with respect to the corresponding Legacy Montana option immediately prior to the Closing, including with respect to vesting and termination-related provisions, a number of shares of Class A common stock (rounded down to the nearest whole share) equal to the product of (x) the number of Legacy Montana common units underlying such option immediately prior to the Closing and (y) the number of shares of Class A common stock issued in respect of each Legacy Montana common unit in the Business Combination pursuant to the Merger Agreement, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per Legacy Montana common unit underlying such option immediately prior to the Closing divided by (B) the number of shares of Class A common stock issued in respect of each Legacy Montana common unit in the Business Combination pursuant to the Merger Agreement.

Immediately prior to the Closing, 100% of the total outstanding Legacy Montana Class A common units and 7% of the total outstanding Legacy Montana Class B common units (or an aggregate of approximately 18% of the total outstanding Legacy Montana Class A units and Legacy Montana Class B units) were held by unitholders that continue as directors, officers, employees or contractors of the Post-Combination Company. The retention of certain employees who continues as directors, officers or employees of the Post-Combination Company (whose responsibilities include continued technology development and commercial execution) is integral to the achievement of the milestones that will determine whether Earnout Shares are payable. Legacy Montana does not believe that such targets are achievable absent the continued involvement of such persons. In June and September 2024, the Company granted equity awards (pursuant to the terms of the Incentive Plan (as defined below)) to its directors, officers and certain employees of the Company and the AirJoule JV, and the Company expects to continue to provide competitive compensation, benefits and equity awards to key directors, officers and employees going forward in order to incentivize these individuals to continue to provide services to the Company.

The Legacy Montana Equityholders have the opportunity to receive additional equity consideration (in each case, in accordance with their respective pro rata share), and the Company has reserved shares of Class A common stock that may be issuable in the future upon full completion of construction and achievement of operational viability (including all permitting, regulatory approvals and necessary or useful inspections) of new production capacity of Legacy Montana’s key components or See Note 11 - Fair Value Measurements for additional information on the Earnout Shares.

Upon the Closing of the Business Combination, and following the conversion of the XPDB Class B common stock to Class A common stock, the sponsor of XPDB beneficially owned 6,827,969 shares of Class A common stock, of which (i) 5,447,233 shares automatically vested (and shall not be subject to forfeiture) at the Closing and (ii) 1,380,736 shares (the “Subject Vesting Shares”) shall be vested and no longer be subject to forfeiture as follows:

●	During the vesting period, a portion of the Subject Vesting Shares shall vest, from time to time, simultaneously with any Earnout Shares, with the number of vesting shares calculated as (A) the aggregate number of Subject Vesting Shares outstanding immediately after the Closing multiplied by (B) the fraction of (x) the applicable Earnout Milestone Amount divided by (y) the Maximum Earnout Milestone Amount (as defined below); and

●	(A) 690,368 shall vest at such time that the volume weighted average price of Class A common stock on the Nasdaq Capital Market (“Nasdaq”) as reported by Bloomberg L.P. equals or exceeds $12.00 per share (as adjusted for extraordinary transactions, stock splits, extraordinary stock dividends, reorganizations, recapitalizations and the like) for 20 trading days within any 30 consecutive trading day period during the vesting period; or (B) if, prior to the $12.00 vesting time, any Subject Vesting Shares have vested simultaneously with the Earnout Stock Payment, then (x) if the number of Subject Vesting Shares that have vested exceeds 690,368, then no additional Subject Vesting Shares shall vest and (y) if the number of Subject Vesting Shares that have vested is less than 690,368 (the “Deficit Amount”), then a number of Subject Vesting Shares equal to 690,368 less the Deficit Amount shall vest; and

●	Any remaining Subject Vesting Shares shall vest in full at the same time that the volume weighted average price of Class A common stock on the Nasdaq as reported by Bloomberg L.P. equals or exceeds $14.00 per share (as adjusted for extraordinary transactions, stock splits, extraordinary stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading day period.

On March 8, 2024, XPDB and an investor entered into a Subscription Agreement pursuant to which XPDB agreed to sell 588,235 shares of Class A common stock to the investor for an aggregate purchase price of approximately $5.0 million, contingent on the Closing of the Business Combination. The Subscription Agreement provides that, subject to certain conditions set forth therein, the Company may be required to issue to the investor up to an additional 840,336 shares of Class A common stock (the “True Up Shares”) if the trading price of the Class A common stock falls below the per share purchase price within one year of the Closing of the Business Combination. The True Up Shares are considered a variable-share obligation under ASC 480-10-25-14, and as a result were accounted for as a liability recognized at fair value at each reporting period with changes in fair value included in earnings. See Note 11 – Fair Value Measurements.

As discussed in Note 1 - Organization and Business Operations, the Business Combination was consummated on March 14, 2024, which, for accounting purposes, was treated as the equivalent of Legacy Montana issuing stock for the net assets of XPDB, accompanied by a recapitalization. Under this method of accounting, XPDB was treated as the acquired company for financial accounting and reporting purposes under US GAAP.

Legacy Montana was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Following Closing, the Legacy Montana Equityholders had the greatest voting interest in the Post-Combination Company;

●	The Post-Combination Company Board immediately after Closing had six members, and Legacy Montana nominated the majority of the members of the Post-Combination Company Board at Closing;

●	The ongoing operations of the Post-Combination Company was comprised of Legacy Montana operations;

●	Legacy Montana’s existing senior management became the senior management of the Post-Combination Company; and

●	The intended strategy and operations of the Post-Combination Company continued Legacy Montana’s prior strategy and operations.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $7.5 million inclusive of $5.0 million from the PIPE investment, offset by total transaction costs and other fees totaling of $7.5 million. The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in stockholders’ equity (deficit) for the three months ended March 31, 2024:

Cash-trust and cash, net of redemptions	$2,455,361
Add: proceeds from PIPE investment	4,999,998
Less: transaction costs and advisory fees, paid	(7,455,359)
Net proceeds from the Business Combination	—
Less: Subject Vesting Shares liability	(11,792,000)
Less: True Up Shares liability	(555,000)
Less: accounts payable and accrued liabilities combined	(9,054,854)
Add: other, net	374,377
Reverse recapitalization, net	$(21,027,477)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

XPDB Class A common stock, outstanding prior to the Business Combination	10,608,178
Less: Redemption of XPDB Class A common stock	(10,381,983)
Class A common stock of XPDB	226,195
XPDB Class B common stock, outstanding prior to the Business Combination	7,187,500
PIPE subscription	588,235
Business Combination Class A common stock	8,001,930
Legacy Montana Shares	45,821,482
Class A and B Common Stock immediately after the Business Combination	53,823,412

The number of Legacy Montana shares was determined as follows:

	Legacy Montana Units	The Company’s Shares after conversion ratio
Class A common stock	1,725,418	41,061,840
Class B common stock	200,000	4,759,642

Transaction Costs

During the three months ended March 31, 2024, based on the proceeds received, the Company expensed $54.7 million for transaction costs incurred in connection with the Business Combination, inclusive of the recognition of the earnout shares liability of $53.7 million, because the transaction costs exceeded the proceeds received in the Business Combination. See Note 11- Fair Value Measurements for further information on the recognition and measurement of the Earnout shares. The remaining transaction costs primarily represented fees incurred for financial advisory, legal and other professional services that were directly related to the Business Combination.

Public and private placement warrants

The 14,375,000 Public Warrants issued at the time of XPDB’s initial public offering, and 11,125,000 warrants issued in connection with private placement at the time of XPDB’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company.

Redemption

Prior to the closing of the Business Combination, certain XPDB public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 10,381,983 shares of XPDB Class A common stock for an aggregate payment of $112.7 million.

Note 4 — RECAPITALIZATION

On June 5, 2023, XPDB and Merger Sub entered into the Merger Agreement with Legacy Montana. On March 14, 2024, pursuant to the Merger Agreement, Merger Sub merged with and into Legacy Montana, with Legacy Montana surviving the Merger as a wholly owned subsidiary of XPDB.

As part of the Business Combination, the holders of Legacy Montana equity securities (the “Legacy Montana Equityholders”) received consideration (the “Merger Consideration”). After giving effect to the conversion of all outstanding Legacy Montana preferred units into Legacy Montana Class B common units, which occurred prior to the effective time of the Merger, the Merger Consideration was paid (i) in the case of holders of Legacy Montana Class B common units and Legacy Montana Class C common units, in the form of newly issued shares of Class A common stock, with a $10.00 value ascribed to each such share and which entitles the holder thereof to one vote per share on all matters submitted to a vote of the holders of Class A common stock, whether voting separately as a class or otherwise, (ii) in the case of holders of Legacy Montana Class A common units, in the form of newly issued shares of Class B common stock, with a $10.00 value ascribed to each such share and which entitles the holder thereof to a number of votes per share such that the Legacy Montana Equityholders as of immediately prior to the Closing, immediately following the Closing, collectively owned shares representing at least 80% of the voting power of all classes of capital stock of the recapitalized company (the “Post-Combination Company”) entitled to vote on matters submitted to a vote of the stockholders of the Post-Combination Company, and (iii) in the case of holders of Legacy Montana options, each outstanding Legacy Montana option, whether vested or unvested, were converted into an option to purchase, upon the same terms and conditions as are in effect with respect to the corresponding Legacy Montana option immediately prior to the Closing, including with respect to vesting and termination-related provisions, a number of shares of Class A common stock (rounded down to the nearest whole share) equal to the product of (x) the number of Legacy Montana common units underlying such option immediately prior to the Closing and (y) the number of shares of Class A common stock issued in respect of each Legacy Montana common unit in the Business Combination pursuant to the Merger Agreement, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per Legacy Montana common unit underlying such option immediately prior to the Closing divided by (B) the number of shares of Class A common stock issued in respect of each Legacy Montana common unit in the Business Combination pursuant to the Merger Agreement.

Immediately prior to the Closing, 100% of the total outstanding Legacy Montana Class A common units and 7% of the total outstanding Legacy Montana Class B common units (or an aggregate of approximately 18% of the total outstanding Legacy Montana Class A units and Legacy Montana Class B units) were held by unitholders that continue as directors, officers, employees or contractors of the Post-Combination Company. The retention of certain employees who continues as directors, officers or employees of the Post-Combination Company (whose responsibilities include continued technology development and commercial execution) is integral to the achievement of the milestones that will determine whether Earnout Shares are payable. Legacy Montana does not believe that such targets are achievable absent the continued involvement of such persons. In June and September 2024, the Company granted equity awards (pursuant to the terms of the Incentive Plan (as defined below)) to its directors, officers and certain employees of the Company and the AirJoule JV, and the Company expects to continue to provide competitive compensation, benefits and equity awards to key directors, officers and employees going forward in order to incentivize these individuals to continue to provide services to the Company.

The Legacy Montana Equity holders have the opportunity to receive additional equity consideration (in each case, in accordance with their respective pro rata share), and the Company has reserved shares of Class A common Stock that may be issuable in the future upon full completion of construction and achievement of operational viability (including all permitting, regulatory approvals and necessary or useful inspections) of new production capacity of Legacy Montana’s key components or See Note 12 - Fair Value Measurements for additional information on the Earnout Shares.

Upon the Closing of the Business Combination, and following the conversion of the XPDB Class B common stock to Class A common stock, the sponsor of XPDB beneficially owned 6,827,969 shares of Class A common stock, of which (i) 5,447,233 shares automatically vested (and shall not be subject to forfeiture) at the Closing and (ii) 1,380,736 shares (the “Subject Vesting Shares”) shall be vested and no longer be subject to forfeiture as follows:

●	During the vesting period, a portion of the Subject Vesting Shares shall vest, from time to time, simultaneously with any Earnout Shares, with the number of vesting shares calculated as (A) the aggregate number of Subject Vesting Shares outstanding immediately after the Closing multiplied by (B) the fraction of (x) the applicable Earnout Milestone Amount divided by (y) the Maximum Earnout Milestone Amount (as defined below); and

●	690,368 shall vest at such time that the volume weighted average price of Class A common stock on the Nasdaq Capital Market (“Nasdaq”) as reported by Bloomberg L.P. equals or exceeds $12.00 per share (as adjusted for extraordinary transactions, stock splits, extraordinary stock dividends, reorganizations, recapitalizations and the like) for 20 trading days within any 30 consecutive trading day period during the vesting period; or (B) if, prior to the $12.00 vesting time, any Subject Vesting Shares have vested simultaneously with the Earnout Stock Payment, then (x) if the number of Subject Vesting Shares that have vested exceeds 690,368, then no additional Subject Vesting Shares shall vest and (y) if the number of Subject Vesting Shares that have vested is less than 690,368 (the “Deficit Amount”), then a number of Subject Vesting Shares equal to 690,368 less the Deficit Amount shall vest; and
●	Any remaining Subject Vesting Shares shall vest in full at the same time that the volume weighted average price of Class A common stock on the Nasdaq as reported by Bloomberg L.P. equals or exceeds $14.00 per share (as adjusted for extraordinary transactions, stock splits, extraordinary stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading day period.

On March 8, 2024, XPDB and an investor entered into a Subscription Agreement pursuant to which XPDB agreed to sell 588,235 shares of Class A common stock to the investor for an aggregate purchase price of approximately $5.0 million, contingent on the Closing of the Business Combination. The Subscription Agreement provides that, subject to certain conditions set forth therein, the Company may be required to issue to the investor up to an additional 840,336 shares of Class A common stock (the “True Up Shares”) if the trading price of the Class A common stock falls below the per share purchase price within one year of the Closing of the Business Combination. The True Up Shares are considered a variable-share obligation under ASC 480-10-25-14, and as a result were accounted for as a liability recognized at fair value at each reporting period with changes in fair value included in earnings. See Note 12 — Fair Value Measurements.

As discussed in Note 1 — Organization and Business Operations, the Business Combination was consummated on March 14, 2024, which, for accounting purposes, was treated as the equivalent of Legacy Montana issuing stock for the net assets of XPDB, accompanied by a recapitalization. Under this method of accounting, XPDB was treated as the acquired company for financial accounting and reporting purposes under US GAAP.

Legacy Montana was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Following Closing, the Legacy Montana Equity holders had the greatest voting interest in the Post-Combination Company;

●	The Post-Combination Company Board immediately after Closing had six members, and Legacy Montana nominated the majority of the members of the Post-Combination Company Board at Closing;

●	The ongoing operations of the Post-Combination Company was comprised of Legacy Montana operations;

●	Legacy Montana’s existing senior management became the senior management of the Post-Combination Company; and

●	The intended strategy and operations of the Post-Combination Company continued Legacy Montana’s prior strategy and operations.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $7.5 million inclusive of $5.0 million from the PIPE investment, offset by total transaction costs and other fees totaling of $7.5 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2024:

Cash-trust and cash, net of redemptions	$2,455,361
Add: proceeds from PIPE investment	4,999,998
Less: transaction costs and advisory fees, paid	(7,455,359)
Net proceeds from the Business Combination	—
Less: Subject Vesting Shares liability	(11,792,000)
Less: True Up Shares liability	(555,000)
Less: accounts payable and accrued liabilities combined	(9,054,854)
Add: other, net	374,377
Reverse recapitalization, net	$(21,027,477)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

XPDB Class A common stock, outstanding prior to the Business Combination	10,608,178
Less: Redemption of XPDB Class A common stock	(10,381,983)
Class A common stock of XPDB	226,195
XPDB Class B common stock, outstanding prior to the Business Combination	7,187,500
PIPE subscription	588,235
Business Combination Class A common stock	8,001,930
Legacy Montana Shares	45,821,482
Class A and B Common Stock immediately after the Business Combination	53,823,412

The number of Legacy Montana shares was determined as follows:

	Legacy Montana Units	The Company’s Shares after conversion ratio
Class A common Stock	1,725,418	41,061,840
Class B common Stock	200,000	4,759,642

Transaction Costs

During the year ended December 31, 2024, based on the proceeds received, the Company expensed $54.7 million for transaction costs incurred in connection with the Business Combination, inclusive of the recognition of the earnout shares liability of $53.7 million, because the transaction costs exceeded the proceeds received in the Business Combination. See Note 12 — Fair Value Measurements for further information on the recognition and measurement of the Earnout shares. The remaining transaction costs primarily represented fees incurred for financial advisory, legal and other professional services that were directly related to the Business Combination.

Public and private placement warrants

The 14,375,000 Public Warrants issued at the time of XPDB’s initial public offering, and 11,125,000 warrants issued in connection with private placement at the time of XPDB’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company.

Redemption

Prior to the closing of the Business Combination, certain XPDB public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 10,381,983 shares of XPDB Class A common stock for an aggregate payment of $112.7 million.